Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Stock Transactions [Member]
Stockholders' Equity (Tables) [Line Items]
Schedule of Stockholders Equity [Table Text Block]	For the three months ended March 31, 2014, the Company issued the following Common Stock:

	Number of Common Shares Issued	Value of Common Shares
Common Shares for Acquisition	204,750	$210,893
Common Shares for Performance Plan	204,689	$334,534
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	$2,657,623
Warrants and Options Exercised	24,167	$26,100
For the year ended December 31, 2013, the Company issued the following common stock:

	Number of Common	Value of Common
	Shares Issued	Shares as Recorded
Common Shares for Acquisition	835,810	$1,118,173
Common Shares for Goods and Services	793,679	$553,360
Common Shares for Convertible Note	940,000	$470,000
Common Shares for Cash	9,357,578	$8,178,471
Warrants and Options Exercised	757,864	$-